TRADING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Trading assets and liabilities [abstract]
Balances of trading asset and liabilities

		December 31,		December 31,
	Note	2025 (1)		2024
Trading assets
Debt securities	8.1	Ps.	17,582,844	Ps.	11,937,414
Equity securities	8.2		9,297,726		7,256,506
Derivative assets	8.3		2,217,021		969,294
		Ps.	29,097,591	Ps.	20,163,214

Trading liabilities
Derivative liabilities	8.3		1,951,439		1,011,934
		Ps.	1,951,439	Ps.	1,011,934
Total trading assets and liabilities net		Ps.	27,146,152	Ps.	19,151,280

_____________________________

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Investments in debt securities at fair value through profit or loss held for trading

	December 31,		December 31,
	2025(1)		2024
Securities issued or secured by the Colombian Government	Ps.	15,817,844	Ps.	10,641,558
Securities issued or secured by other Colombian Government entities		213,079		183,760
Securities issued or secured by foreign Governments		492,675		75,379
Securities issued or secured by other financial entities		1,032,569		1,002,194
Securities issued or secured by non-financial sector entities		1,939		8,813
Others		24,738		25,710
Total trading debt securities	Ps.	17,582,844	Ps.	11,937,414

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Investments in equity securities at fair value through profit or loss held for trading

	December 31,		December 31,
	2025		2024
In Colombian Pesos
Corporate stock	Ps.	15,284	Ps.	13,453
Fiduciary assignments (1)		11,529		—
Investment funds (2)(3)		6,600,357		4,757,848
Stabilization reserves (4)		2,669,785		2,380,868
	Ps.	9,296,955	Ps.	7,152,169

In foreign currency
Corporate stock (5)	Ps.	—	Ps.	4,813
Investment funds (5)		771		99,524
	Ps.	771	Ps.	104,337
Total equity securities	Ps.	9,297,726	Ps.	7,256,506

(1)  Corresponds to a new investment by Banco de Occidente in the Credicorp PAF private equity fund.

(2)  Grupo Aval has restricted collective investment funds related to Concesionaria Nueva Vía al Mar of Ps. 1,060,638, Concesionaria Vial del Pacífico of Ps. 1,768 and

Concesionaria Vial del Oriente of Ps. 209,664.

(3)  Includes investments in the private real estate fund Nexus as of December 31, 2025 of Ps. 3,717,262 and as of December 31, 2024 of Ps. 2,772,165.

(4)  Pursuant to Colombian rules, Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension funds managed by Porvenir.

(5) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Schedule of held-for-trading derivative assets and liabilities

	December 31, 2025				December 31, 2024
	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	49,705	Ps.	940,232	Ps.	429,919	Ps.	62,051
Foreign currency to sell		997,678		51,415		100,705		610,639
Debt securities to buy		205		38,193		342		15,350
Debt securities to sell		310,782		665		116,711		628
Subtotal	Ps.	1,358,370	Ps.	1,030,505	Ps.	647,677	Ps.	688,668
Swap
Cross currency	Ps.	25,468	Ps.	36,441	Ps.	58,475	Ps.	52,455
Interest rate		781,447		832,470		222,830		221,822
Subtotal	Ps.	806,915	Ps.	868,911	Ps.	281,305	Ps.	274,277
Options contracts
Foreign currency to buy	Ps.	51,736	Ps.	—	Ps.	40,312	Ps.	—
Foreign currency to sell		—		52,023		—		48,989
Subtotal	Ps.	51,736	Ps.	52,023	Ps.	40,312	Ps.	48,989
Total derivative assets and liabilities trading	Ps.	2,217,021	Ps.	1,951,439	Ps.	969,294	Ps.	1,011,934